Income Taxes - Recognition of Unrecognized Tax Benefits (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 3,047	$ 2,882
Change in current period positions	34	68
Change in prior period positions	(2,368)
Change in prior period positions		97
Ending balance	$ 713	$ 3,047